VAT Receivable	12 Months Ended
Mar. 31, 2024
Trade and other current receivables [abstract]
VAT Receivable

Note 7 — VAT Receivable

	For the Year Ended March 31,
	2024	2023
Unfiled VAT receivable	$107,149	$—
Filed VAT receivable	110,694	—
Total VAT receivable	$217,843	$—

Total VAT receivable as of March 31, 2024 consisted of $107,149 of receivable that has yet to be filed with the HM Revenues & Customs (HMRC) in the United Kingdom and $110,694 of amounts that have been filed and were paid in April 2024. There was no VAT receivable at March 31, 2023.